Note 4 - Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment of Intangible Assets, Finite-lived	$ 0
Goodwill	215,000	$ 0
Finite-Lived Intangible Assets, Net	$ 5,028,000	0
Finite-Lived Intangible Assets, Remaining Amortization Period	7 years 73 days
Amortization of Intangible Assets	$ 372,000	$ 31,000	$ 74,000